MAJOR SALES CHANNELS (Details Narrative) - Item	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Product Information [Line Items]
Number of sales channels	3
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Three Sales Channels [Member]
Product Information [Line Items]
Total rental revenue, percentage	95.00%	93.00%